BetaBuilders U.S. Treasury Bond 1-3 Year ETF Average Annual Total Returns		12 Months Ended		15 Months Ended	20 Months Ended	38 Months Ended	46 Months Ended		60 Months Ended		71 Months Ended	73 Months Ended	91 Months Ended	100 Months Ended	120 Months Ended
	Feb. 28, 2025	Dec. 31, 2024		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	[1]	Dec. 31, 2024	[2],[3],[4]	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [2]	Dec. 31, 2024	Dec. 31, 2024	[3],[4]
BLOOMBERG U.S. AGGREGATE INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	[1],[2],[3],[4]	6.49%	2.49%	(2.25%)			(0.33%)		1.08%	1.29%	1.06%	0.94%	1.35%
ICE US TREASURY 1-3 YEAR BOND INDEX(Reflects No Deduction for Fees, Expenses, or Taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		4.04%			4.06%
ETF
Prospectus [Line Items]
Average Annual Return, Percent		4.00%			3.99%
Performance Inception Date	Apr. 19, 2023
ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.98%			1.94%
ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		2.34%			2.17%

[1]	As a result of new regulatory requirements, the Fund's regulatory index has changed from Bloomberg 1-5 Year Government/Credit Index to the Bloomberg U.S. Aggregate Index.
[2]	As a result of new regulatory requirements, the Fund's regulatory index has changed from ICE BofA 3- Month US Treasury Bill Index to the Bloomberg U.S. Aggregate Index.
[3]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg 1-10 Year U.S. TIPS Index to the Bloomberg U.S. Aggregate Index.
[4]	As a result of new regulatory requirements, the Fund's regulatory index has changed from the Bloomberg 1-3 Year U.S. Government/Credit Bond Index to the Bloomberg U.S. Aggregate Index.